GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 item	Dec. 31, 2011
GOODWILL.
Goodwill	$ 115,960	$ 112,481	$ 135,651
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	112,481	135,651
Foreign currency translation adjustment	3,479	278
Disposal of subsidiaries		(23,448)
Balance at the end of the period	115,960	112,481	135,651
Impairment on goodwill	0	0	11,388
Number of subsidiaries disposed		2
Amount of goodwill derecognized on disposal date		23,448
Yuheng
Changes in the carrying amount of goodwill by operating and reportable segments
Disposal of subsidiaries		(23,448)
Amount of goodwill derecognized on disposal date		23,448
Yuanping
Changes in the carrying amount of goodwill by operating and reportable segments
Disposal of subsidiaries		(3,219)
Amount of goodwill derecognized on disposal date		3,219
Yunnan Province
GOODWILL.
Goodwill	22,265	21,597
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	21,597	21,544
Foreign currency translation adjustment	668	53
Balance at the end of the period	22,265	21,597
Fujian Province
GOODWILL.
Goodwill	48,898	47,431
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	47,431	70,760
Foreign currency translation adjustment	1,467	119
Disposal of subsidiaries		(23,448)
Balance at the end of the period	48,898	47,431
Amount of goodwill derecognized on disposal date		23,448
Zhejiang Province
GOODWILL.
Goodwill	44,797	43,453
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	43,453	43,347
Foreign currency translation adjustment	1,344	106
Balance at the end of the period	$ 44,797	$ 43,453